Fair Value, Assets and Liabilities, Valuation Techniques - Nonrecurring Basis (Details) - Nonrecurring [Member] $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 623	$ 1,392
Other assets	2,509	2,158
Total assets after derivative netting	9,234	9,166
Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	4,440	4,744
Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	297	554
Other assets	58	296
Total insignificant level 3 assets	58	67
Total assets after derivative netting	2,709	3,743
Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 297	143
Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights		75
Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale		411
Other assets		$ 234
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.001	0.001
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.958	0.861
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.175	0.138
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.030	0.038
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.132	0.138
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.058	0.090
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input		0.052
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input		0.052
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input		0.052
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.054	0.081
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.586	0.438
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.166	0.186
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.021	0.023
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.338	0.234
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.118	0.186
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input		0.000
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input		0.206
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input		0.067
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan		3,775
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan		3,775
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Valuation technique, discounted cash flow [Member] | Total Commercial [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan		3,775
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Other assets, measurement input		6.4
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Other assets, measurement input		8.0
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Other assets, measurement input		7.1
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input		(0.082)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input		(0.009)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input		(0.043)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 2,354	$ 2,818
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 42
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.050
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.050
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.050
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 1,721	$ 1,352
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.7	0.8
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	27.1	18.7
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	8.4	9.9
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 591	$ 1,461
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(1.000)	(1.000)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.115)	(0.040)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.429)	(0.301)